Cover	Sep. 01, 2021
Cover [Abstract]
Entity Registrant Name	INTEGRATED CANNABIS SOLUTIONS, INC.
Entity Central Index Key	0001002771
Document Type	8-K/A
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Sep. 01, 2021
Entity File Number	000-56291
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	90-1505708
Entity Address Address Line 1	6810 North State Road 7
Entity Address City Or Town	Coconut Creek
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33073
City Area Code	954
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	906-0098